Notes to the Balance Sheet - Summary of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Beginning balance	€ 7,106,783	€ 6,324,000
Foreign exchange gain (loss)	197,000	26,000
Ending balance	5,926,942	7,106,783
Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,959,000	3,207,000
Ending balance	3,214,000	3,959,000
Furniture and fixtures [member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,148,000	3,117,000
Ending balance	2,713,000	3,148,000
Gross carrying amount [member]
Property, Plant and Equipment [Line Items]
Beginning balance	27,376,000	23,983,000
Additions	1,932,000	3,701,000
Additions through business combinations		1,622,000
Disposals, property, plant and equipment	(3,262,000)	(2,168,000)
Foreign exchange gain (loss)	404,000	238,000
Ending balance	26,450,000	27,376,000
Gross carrying amount [member] | Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	22,768,000	20,041,000
Additions	1,769,000	3,334,000
Additions through business combinations		1,488,000
Disposals, property, plant and equipment	(2,244,000)	(2,101,000)
Foreign exchange gain (loss)	147,000	6,000
Ending balance	22,440,000	22,768,000
Gross carrying amount [member] | Furniture and fixtures [member]
Property, Plant and Equipment [Line Items]
Beginning balance	4,608,000	3,942,000
Additions	163,000	367,000
Additions through business combinations		134,000
Disposals, property, plant and equipment	(1,018,000)	(67,000)
Foreign exchange gain (loss)	257,000	232,000
Ending balance	4,010,000	4,608,000
Accumulated depreciation, amortisation and impairment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	(20,269,000)	(17,659,000)
Disposals, property, plant and equipment	3,230,000	1,831,000
Depreciation Charge for the Year	2,889,000	2,843,000
Impairment	398,000	1,572,000
Ending balance	(20,523,000)	(20,269,000)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	(18,809,000)	(16,834,000)
Disposals, property, plant and equipment	2,230,000	1,764,000
Foreign exchange gain (loss)	93,000	2,000
Depreciation Charge for the Year	2,205,000	2,165,000
Impairment	349,000	1,572,000
Ending balance	(19,226,000)	(18,809,000)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [member]
Property, Plant and Equipment [Line Items]
Beginning balance	(1,460,000)	(825,000)
Disposals, property, plant and equipment	1,000,000	67,000
Foreign exchange gain (loss)	104,000	24,000
Depreciation Charge for the Year	684,000	678,000
Impairment	49,000	0
Ending balance	€ (1,297,000)	€ (1,460,000)